Commitments Registration Rights	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments Registration Rights
9.	COMMITMENTS AND CONTINGENCIES
Common stock purchase agreement
On August 23, 2022, the Company, LMAO, and Tumim Stone Capital LLC (“Tumim Stone Capital”) entered into an equity line financing arrangement through a common stock purchase agreement providing the right to sell Tumim Stone Capital up to $100,000 worth of shares of Common Stock. The common stock purchase agreement is subject to certain limitations and conditions and also provides for a $2,500 commitment fee payable to Tumim Stone Capital to be paid in shares of common stock.

Subscription agreements/PIPE investment
On August 23, 2022, LMAO entered into subscription agreements (the “Subscription Agreements”) with certain third-party investors (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to purchase, and LMAO has agreed to issue and sell, an aggregate of 700,000 shares of Class A Common Stock at $10.00 per share and warrants to purchase up to 700,000 shares of Class A Common Stock (the “PIPE Warrants”) for an aggregate purchase price of $7,000. The PIPE Warrants are exercisable starting on the closing of the Merger at an exercise price of $11.50 per share of Class A Common Stock and expire five years after the closing. The obligations to consummate the transaction contemplated by the Subscription Agreements are conditioned upon, among other things, the consummation of the transactions contemplated by the Merger Agreement.
Lease agreements
The Company is part of a membership agreement for shared office space and can cancel at any time. Rent expense was $8 for the three month periods ended September 30, 2022 and 2021, and $24 for the nine month periods ended September 30, 2022 and 2021.
Litigation
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company was not subject to any material legal proceedings during the three and nine months ended September 30, 2022 and 2021 and no material legal proceedings are currently pending or threatened.

8.	COMMITMENTS AND CONTINGENCIES
Lease agreements
During the year ended December 31, 2020, the Company leased office space under an operating lease which expired during the year ended December 31, 2020. In addition, the Company is part of a membership agreement for shared office space and can cancel at any time. Rent expense was $32,000 and $65,000 for the years ended December 31, 2021 and 2020, respectively.

Litigation
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company was not subject to any material legal proceedings during the years ended December 31, 2021 and 2020 and no material legal proceedings are currently pending or threatened.
Indemnification agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors. The maximum potential amounts of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company is not aware of any claims under indemnification arrangements, and it has not accrued any liabilities related to such obligations in its financial statements as of December 31, 2021 and 2020.

LMF ACQUISITION OPPORTUNITIES, INC.
Commitments Registration Rights
NOTE 8. COMMITMENTS REGISTRATION RIGHTS
The holders of the founder shares, Private Placement Warrants, shares of Class A common stock underlying the Private Placement Warrants, and warrants (including underlying securities) that may be issued upon conversion of working capital loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement signed on January 19, 2021. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.
Notwithstanding the foregoing, the underwriters may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the IPO Effective Date and may not exercise their demand rights on more than one occasion.
Right of First Refusal
Subject to certain conditions, the Company granted Maxim, for a period beginning on the closing of the IPO and ending 18 months after the date of the consummation of the Business Combination, a right of first refusal to act as lead left book-running managing underwriter with at least 75% of the economics; or, in the case of a three-handed deal 50% of the economics, for any and all future public and private equity, convertible and debt offerings for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6), such right of first refusal shall not have a duration of more than three years from the IPO Effective Date.
Representative’s Common Stock
On January 25, 2021, the Company issued to Maxim and/or its designees, 103,500 shares of Class A common stock. The Company estimated the fair value of the stock to be $1,000 based upon the price of the Founder Shares issued to the Sponsor. The stock were treated as underwriters’ compensation and charged directly to stockholders’ equity.
Maxim agreed not to transfer, assign, or sell any such shares until the completion of the Business Combination. In addition, Maxim agreed: (i) to waive its redemption rights with respect to such shares in connection with the completion of the Business Combination; and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its Business Combination within 18 months from the closing of the IPO (or 21 months from the closing, if the Company extends the period of time to consummate a Business Combination, which the Company elected to do (See Note 1)).

The shares have been deemed compensation by FINRA and are therefore subject to a lock-up
for a period of 180 days immediately following the date of the effectiveness of the registration statement for the IPO pursuant to Rule 5110(e)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(e)(1), these securities will not be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the IPO Effective Date, nor may they be sold, transferred, assigned, pledged, or hypothecated for a period of 180 days immediately following the IPO Effective Date, except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners.
Risks and Uncertainties
We continue to evaluate the impact of the COVID-19 pandemic and have concluded that the specific impact is not readily determinable as of the date of the balance sheet. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the founder shares, Private Placement Warrants, shares of Class A common stock underlying the Private Placement Warrants, and warrants (including underlying securities) that may be issued upon conversion of working capital loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement signed on January 19, 2021. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.
Notwithstanding the foregoing, the underwriters may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the registration statement for the IPO and may not exercise their demand rights on more than one occasion.
Right of First Refusal
Subject to certain conditions, the Company granted Maxim Group LLC (“Maxim”), for a period beginning on the closing of the IPO and ending 18 months after the date of the consummation of the Business Combination, a right of first refusal to act as lead left book-running managing underwriter with at least 75% of the economics; or, in the case of a three-handed deal 50% of the economics, for any and all future public and private equity, convertible and debt offerings for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement for the IPO.
Underwriter Deferred Fees
Following the closing of our initial public offering and the sale of the private placement warrants, an aggregate amount of $105,570,000 (which amount includes the deferred underwriting discount) was placed in the trust account established in connection with the initial public offering. Transaction costs included of $2,070,000 in underwriting discount and $3,622,500 in deferred underwriting discount. The deferred underwriting discount will be due upon a successful merger.